S-K 1602(c) Dilution - USD ($)	Nov. 07, 2025	Sep. 30, 2025
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.13
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.48
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.46
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		4.54
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		3.6
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		6.4
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		(0.83)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		10.83
Over-allotment Option [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		3.52
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.12
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.47
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		3.53
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.45
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		4.55
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		3.59
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		6.41
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		(0.82)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		$ 10.82
No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.12
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 2.88
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 194,024,564
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	27,251,667
No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.47
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.53
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 144,024,564
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	22,251,667
No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.45
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.55
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 94,024,564
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	17,251,667
No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.59
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 6.41
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 44,024,564
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	12,251,667
No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.82)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 10.82
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ (5,975,436)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	7,251,667
No Over- allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 7.15
No Over- allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.5
No Over- allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.48
No Over- allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.62
No Over- allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (0.81)
No Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 201,200,000
No Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,200,000
No Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,200,000
No Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,200,000
No Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,200,000
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
No Over- allotment [Member] | Overallotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(155,800)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(155,800)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(155,800)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(155,800)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(155,800)
No Over- allotment [Member] | Deferred underwriting commission [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,000,000)
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,000,000)
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,000,000)
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,000,000)
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,000,000)
No Over- allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(50,000,000)
No Over- allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(100,000,000)
No Over- allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(150,000,000)
No Over- allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (200,000,000)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(1,000,000)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(1,000,000)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(1,000,000)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(1,000,000)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(1,000,000)
No Over- allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	20,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	20,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	20,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	20,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	20,000,000
No Over- allotment [Member] | Private shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	585,000
No Over- allotment [Member] | Private shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	585,000
No Over- allotment [Member] | Private shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	585,000
No Over- allotment [Member] | Private shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	585,000
No Over- allotment [Member] | Private shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	585,000
No Over- allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(5,000,000)
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(10,000,000)
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(15,000,000)
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(20,000,000)
Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.13
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 2.87
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 223,130,364
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	31,311,667
Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.48
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.52
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 165,630,364
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	25,561,667
Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.46
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.54
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 108,130,364
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	19,811,667
Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.6
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 6.4
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ 50,630,364
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	14,061,667
Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.83)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 10.83
Net Tangible Book Value	$ (147,508)
Net Tangible Book Value Adjusted	$ (6,869,636)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	8,311,667
Full Over- allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 7.14
Full Over- allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.49
Full Over- allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.47
Full Over- allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.61
Full Over- allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (0.8)
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 231,200,000
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,200,000
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,200,000
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,200,000
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,200,000
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,872
Full Over- allotment [Member] | Overallotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- allotment [Member] | Deferred underwriting commission [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,050,000)
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,050,000)
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,050,000)
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,050,000)
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,050,000)
Full Over- allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(57,500,000)
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(115,000,000)
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(172,500,000)
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (230,000,000)
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
Full Over- allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	23,000,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	23,000,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	23,000,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	23,000,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	23,000,000
Full Over- allotment [Member] | Private shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	645,000
Full Over- allotment [Member] | Private shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	645,000
Full Over- allotment [Member] | Private shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	645,000
Full Over- allotment [Member] | Private shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	645,000
Full Over- allotment [Member] | Private shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	645,000
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(5,750,000)
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(11,500,000)
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(17,250,000)
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(23,000,000)